Royalty, Stream and Other Interests - Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 11, 2021	Dec. 23, 2020	Nov. 19, 2020	Sep. 28, 2020	Jul. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued			1		1
Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage						1.00%
Troilus Gold Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued					1
Number of common share purchase warrants per unit issued					0.5
Cash consideration transferred					$ 1,869
Troilus Gold Royalty | Private Vendor | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration					5,769,231
Moss Gold Royalty | Valkyrie Royalty Inc. | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration				7,399,970
Moss Gold Royalty | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage				0.50%
Moss Gold Royalty | Minimum | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage				0.50%
Moss Gold Royalty | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage				3.00%
Moss Gold Royalty | Maximum | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage				3.00%
Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued			1
Number of common share purchase warrants per unit issued			0.5
Consideration transferred, equity interests issued and issuable, entity shares issued per acquiree share			0.80
Consideration transferred, equity interests issued and issuable, cash paid per acquiree share (in dollars per share)			$ 0.05
Robertson Gold Royalty | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage						1.00%
Robertson Gold Royalty | Minimum | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage			1.00%
Robertson Gold Royalty | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage						2.25%
Robertson Gold Royalty | Maximum | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage			2.25%
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration transferred		$ 861
Net smelter return royalty, percentage		0.21%				0.21%
Blackwater Gold Royalty | Private Vendor | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration		791,854
Blackwater Gold Royalty | Equity Consideration Issued and Cash Transferred, Second Tranche of Purchase Price
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration	791,856
Cash consideration transferred	$ 900